Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net realized and unrealized appreciation in fair value of investments	$ 1,322,391
Interest and dividends	29,423
Total investment income	1,351,814
Contributions:
Employer	99,113
Participants	279,192
Rollovers	38,905
Total contributions	417,210
Interest income on notes receivable from participants	3,407
Total additions	1,772,431
Deductions
Benefits paid directly to participants	1,113,101
Administrative expenses and other fees	1,399
Total deductions	1,114,500
Net increase	657,931
Net assets available for benefits:
Beginning of year	8,817,707
End of year	$ 9,475,638